UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Slater Capital Management, L.L.C.
Address:	153 E. 53rd Street, 26th Floor
		New York, NY  10022

Form 13F File Number:	28-10050

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Steven L. Martin
Title:	Manager
Phone:	(212) 521-5110

Signature, Place and Date of Signing:

	/s/ Steven L. Martin			New York, NY		May 13, 2002

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number		Name
	29-________________		________________________________________
	[Repeat as necessary.]

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		49

Form 13F Information Table Value Total:		$188,937,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.		Form 13F File Number		Name

	____		28-___________			___________________________

	[Repeat as necessary.]
<Page

QUARTERLY REPORT DETAILING 13F ELIGIBLE SECURITIES
AS OF MARCH 31, 2002



NAME OF ISSUER			TITLE OF		CUSIP		VALUE			SHARES	INV.		OTHER	VOTING AUTH
					CLASS				X1000						DISC		MGR	SOLE

AFC ENTERPRISES INC                    Common   00104Q107      6,258    SH       187,100   sole           187,100
ALBERTO CULVER CO-CL A                 Common   013068200      6,478    SH       134,400   sole           134,400
ALLIANCE GAMING CORP                   Common   01859P609        620    SH        20,300   sole            20,300
ALLOY ONLINE INC                       Common   019855105      4,130    SH       274,800   sole           274,800
AMAZON COM INC                         Common   023135106        172    SH        12,000   sole            12,000
AMERICAN GREETINGS CORP CL A           Common   026375105        309    SH        17,000   sole            17,000
BOMBAY CO  INC                         Common   097924104        804    SH       270,800   sole           270,800
BOSTON COMMUNICATIONS GROUP INC        Common   100582105      1,579    SH       183,400   sole           183,400
CANDIES INC                            Common   137409108        824    SH       374,500   sole           374,500
CBRL GROUP INC                         Common   12489V106      1,435    SH        50,400   sole            50,400
CHARMING SHOPPES INC                   Common   161133103        158    SH        20,000   sole            20,000
CHRISTOPHER & BANKS CORP               Common   171046105      2,201    SH        67,000   sole            67,000
COSTCO WHOLESALE CORP-NEW              Common   22160K105      3,544    SH        89,000   sole            89,000
DOLLAR GENERAL CORP                    Common   256669102      4,249    SH       261,000   sole           261,000
ELLET BROTHERS INC                     Common   288398100        442    SH       147,200   sole           147,200
ELLIS PERRY INTL INC                   Common   288853104      2,461    SH       272,200   sole           272,200
FOOT LOCKER INC                        Common   344849104      5,856    SH       361,910   sole           361,910
FOSSIL INC                             Common   349882100      5,845    SH       219,810   sole           219,810
GADZOOKS INC                           Common   362553109      3,004    SH       172,135   sole           172,135
GART SPORTS CO                         Common   366630101      3,733    SH       123,600   sole           123,600
GENESCO INC                            Common   371532102     14,961    SH       542,650   sole           542,650
GLOBAL SPORTS INC                      Common   37937A107      3,914    SH       228,892   sole           228,892
GUITAR CENTER INC                      Common   402040109      6,523    SH       372,300   sole           372,300
HOME DEPOT INC                         Common   437076102      5,590    SH       115,000   sole           115,000
INTL FLAVORS & FRAGRANCES INC          Common   459506101      5,504    SH       157,400   sole           157,400
INTL GAME TECHNOLOGY                   Common   459902102      8,507    SH       136,500   sole           136,500
JONES APPAREL GROUP INC                Common   480074103      6,221    SH       178,000   sole           178,000
K-SWISS INC-CL A                       Common   482686102      6,904    SH       164,450   sole           164,450
LOEHMANNS INC                          Common   540411501      2,295    SH       176,500   sole           176,500
MAIN STREET AND MAIN INC               Common   560345308      1,394    SH       242,400   sole           242,400
NBTY INC                               Common   628782104      7,296    SH       427,650   sole           427,650
OFFICEMAX INC                          Common   67622M108      1,541    SH       276,200   sole           276,200
PANTRY INC DEL                         Common   698657103      1,117    SH       281,300   sole           281,300
PARTY CITY CORP                        Common   702145103      3,382    SH       234,700   sole           234,700
PATHMARK STORES INC NEW                Common   70322A101      7,569    SH       316,025   sole           316,025
PHILLIPS VAN HEUSEN CORP               Common   718592108      4,919    SH       348,600   sole           348,600
PUT COLE KENNETH PRO APR 15.00         Common   193294105        150   PUT        10,000   sole                   -
QUIKSILVER   INC                       Common   74838C106      6,102    SH       278,900   sole           278,900
REEBOK INTERNATIONAL LTD               Common   758110100      6,201    SH       229,400   sole           229,400
ROSS STORES INC                        Common   778296103      6,982    SH       184,550   sole           184,550
SAFEWAY INC                            Common   786514208      1,351    SH        30,000   sole            30,000
SCIENTIFIC GAMES CORP                  Common   80874P109      1,499    SH       179,100   sole           179,100
SHOE CARNIVAL INC                      Common   824889109      4,992    SH       304,600   sole           304,600
SHUFFLE MASTER INC                     Common   825549108      4,249    SH       205,650   sole           205,650
STATION CASINOS INC                    Common   857689103        333    SH        20,000   sole            20,000
STEIN MART INC                         Common   858375108      2,343    SH       234,100   sole           234,100
TALBOTS INC                            Common   874161102      3,398    SH        96,000   sole            96,000
WET SEAL INC-CL A                      Common   961840105      6,852    SH       196,395   sole           196,395
WOLVERINE WORLD WIDE INC W/RTS         Common   978097103      2,746    SH       153,000   sole           153,000
                                                             188,937

148:



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